Morgan Stanley Dean Witter Developing                    Two World Trade Center,
Growth Securities Trust                                 New York, New York 10048
Letter to the Shareholders March 31, 2000

DEAR SHAREHOLDER:

The U.S. equity market continued its bull market run during the six-month period ended March 31, 2000. After setting records during the second half of 1999, however, the U.S. equity markets were plagued by increased volatility in the first quarter of 2000. Technology stocks were again the dominant contributors to the performance of the U.S. equity markets. However, technology underperformed late in the first quarter as investors' attention shifted toward old-economy companies. Several prominent tech names (e.g., Microsoft, Lucent, Yahoo and America Online) were among the index's biggest detractors in the quarter. Subsequent to the end of the period, tech stocks pulled back sharply amid intense volatility.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Developing Growth Securities' Class B shares posted a total return of 77.10 percent versus 26.83 for the Russell 2000 Index.* For the same period, the Fund's Class A, C and D shares returned 77.78 percent, 77.08 percent and 78.04 percent, respectively. Performance of the Fund's four share classes varies because each class has differing expenses. Given the rapid rise of stock prices during most of the period, particularly among technology issues, there can be no expectation that the Fund's impressive results will be repeated. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's continued strong performance was once again attributable primarily to the exceptional gains posted by technology and Internet-related companies. As of March 31 the Fund held 42 percent of

---------------------
* The Russell 2000 Index is a capitalization-weighted index comprising 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Letter to the Shareholders March 31, 2000, continued


its assets in technology, compared to the 28 percent weighting in the Russell 2000 Index. Another significant contributor to the Fund's performance was health care, led by biotechnology. As of March 31, 2000, the Fund held a 15 percent weighting in health-care-related companies, slightly higher than the Russell 2000 Index's 10.8 percent.

Among the Fund's key holdings as of March 31 are Art Technology Group, Asyst Technologies, Cytyc, Digex, Emcore, Exar, Micromuse, Pegasus Communications, Project Software & Development, and Titan.

LOOKING AHEAD

We continue to believe that technology will be the main growth driver for small-cap companies. Investments in small-cap technology businesses will depend greatly on the uniqueness of their products and services, visibility and competence of their management. The advancement of technology is touching almost every sector and industry within the global marketplace. We do not expect short-term reverberations around the economic landscape to sidetrack the growth of companies participating in the creation and utililization of new technologies. We believe the Fund is well positioned to take advantage of the long-term results of this unprecedented technology evolution.

When selecting stocks for the Fund, we look for companies that have a sound business model and are expected to grow earnings by at least 20 percent annually. We will continue to focus on companies with strong management teams and unique products or services, and favor those where insiders have been buying stock. The Fund also seeks out strong risk/reward situations, where we believe a company has the prospect of better-than-expected earnings or is a misunderstood growth story. Finally, the Fund may also seek to invest in a company's initial public offerings.

We appreciate your ongoing support of Morgan Stanley Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ CHARLES A. FIUMEFREDDO                      /s/ MITCHELL M. MERIN
--------------------------                      ---------------------
CHARLES A. FIUMEFREDDO                          MITCHELL M. MERIN
Chairman of the Board                           President

Morgan Stanley Dean Witter Developing Growth Securities Trust
Fund Performance March 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                     CLASS A SHARES*
----------------------------------------------------------------
PERIOD ENDED 3/31/00
--------------------
1 Year                            112.44%(1)        101.29%(2)
Since Inception (7/28/97)          41.80%(1)         38.97%(2)


                     CLASS C SHARES+
----------------------------------------------------------------
PERIOD ENDED 3/31/00
--------------------
1 Year                            110.79%(1)        109.79%(2)
Since Inception (7/28/97)          40.79%(1)         40.79%(2)


                     CLASS B SHARES**
----------------------------------------------------------------
PERIOD ENDED 3/31/00
--------------------
1 Year                            110.81%(1)        105.81%(2)
5 Years                            32.96%(1)         32.84%(2)
10 Years                           22.28%(1)         22.28%(2)

                     CLASS D SHARES++
----------------------------------------------------------------
PERIOD ENDED 3/31/00
--------------------
1 Year                            112.94%(1)
Since Inception (7/28/97)          42.14%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Portfolio of Investments March 31, 2000 (unaudited)


NUMBER OF
 SHARES                                                             VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (94.9%)
                    Advertising (1.8%)
300,000             FreeShop.com, Inc.* ....................   $    5,700,000
580,000             Getty Images, Inc.* ....................       20,843,750
 13,500             ValueClick, Inc.* ......................          282,656
                                                               --------------
                                                                   26,826,406
                                                               --------------
                    Aerospace (0.1%)
 98,400             AAR Corp. ..............................        1,642,050
                                                               --------------
                    Air Freight/Delivery Services (0.6%)
231,800             C.H. Robinson Worldwide, Inc. ..........        8,779,425
                                                               --------------
                    Apparel (0.4%)
200,000             Guess? Inc.* ...........................        6,400,000
                                                               --------------
                    Auto Parts: O.E.M. (0.5%)
200,000             Gentex Corp.* ..........................        7,400,000
                                                               --------------
                    Biotechnology (1.8%)
 40,000             Alkermes, Inc.* ........................        3,670,000
 32,500             Diversa Corp.* .........................        1,507,187
116,700             Gene Logic, Inc.* ......................        4,872,225
200,000             Immunomedics, Inc.* ....................        5,187,500
 50,000             Intermune Pharmaceuticals, Inc.*........          996,875
 23,600             Millennium Pharmaceuticals, Inc.* ......        3,113,725
150,000             QLT Phototherapeutics, Inc.
                      (Canada)* ............................        8,212,500
                                                               --------------
                                                                   27,560,012
                                                               --------------
                    Books/Magazines (0.4%)
182,000             Information Holdings Inc.* .............        5,698,875
                                                               --------------
                    Broadcasting (1.3%)
100,000             Citadel Communications Corp.* ..........        4,212,500
100,000             Regent Communications, Inc.* ...........        1,237,500
400,000             Westwood One, Inc.* ....................       14,500,000
                                                               --------------
                                                                   19,950,000
                                                               --------------
                    Cable Television (1.4%)
150,000             Pegasus Communications Corp.* ..........       21,103,125
                                                               --------------
                    Cellular Telephone (0.8%)
100,000             Alamosa PCS Holdings, Inc.* ............        3,743,750
100,000             TeleCorp PCS, Inc.* ....................        5,150,000
100,000             Tritel, Inc.* ..........................        3,787,500
                                                               --------------
                                                                   12,681,250
                                                               --------------
                    Computer Communications (0.7%)
  6,800             ArrowPoint Communications, Inc.* .......          805,375
100,000             Cobalt Networks, Inc.* .................        4,693,750
 50,000             Emulex Corp.* ..........................        5,456,250
                                                               --------------
                                                                   10,955,375
                                                               --------------


NUMBER OF
 SHARES                                                             VALUE
--------------------------------------------------------------------------------
                    Computer Software (15.2%)
150,000             Aspen Technology, Inc.* ................   $    6,056,250
200,000             AXENT Technologies, Inc.* ..............        3,750,000
100,000             Daleen Technologies, Inc.* .............        2,025,000
280,000             Entrust Technologies Inc.* .............       23,817,500
500,000             FileNET Corp.* .........................       14,843,750
300,000             Inet Technologies, Inc.* ...............       15,881,250
250,000             Mercury Interactive Corp.* .............       19,781,250
240,000             Micromuse Inc.* ........................       33,300,000
200,000             NetIQ Corp.* ...........................       13,362,500
200,000             Packeteer, Inc.* .......................        6,950,000
550,000             Peregine Systems, Inc.* ................       36,884,375
600,000             Project Software & Development,
                      Inc.* ................................       33,900,000
 50,000             Remedy Corp.* ..........................        2,090,625
 19,300             Riverdeep Group PLC (ADR)
                      (Ireland)* ...........................          772,000
350,000             SmartForce PLC (ADR)
                      (Ireland)* ...........................       16,056,250
                                                               --------------
                                                                  229,470,750
                                                               --------------
                    Contract Drilling (1.9%)
700,000             R&B Falcon Corp.* ......................       13,781,250
400,000             Santa Fe International Corp. ...........       14,800,000
                                                               --------------
                                                                   28,581,250
                                                               --------------
                    Discount Chains (0.3%)
120,000             BJ's Wholesale Club, Inc.* .............        4,635,000
                                                               --------------
                    Diversified Commercial Services (0.1%)
 80,000             Pegasystems Inc.* ......................          950,000
                                                               --------------
                    Diversified Electronic Products (0.7%)
400,000             MSI Holdings, Inc.* ....................       11,200,000
                                                               --------------
                    E.D.P. Peripherals (1.6%)
340,000             DSP Group, Inc.* .......................       22,355,000
126,800             T/R Systems, Inc* ......................        2,678,650
                                                               --------------
                                                                   25,033,650
                                                               --------------
                    E.D.P. Services (1.3%)
200,000             Manhattan Associates, Inc.* ............        6,850,000
200,000             McAfee.com Corp.* ......................       10,337,500
150,000             Pegasus Systems, Inc.* .................        2,371,875
 13,300             Universal Access, Inc.* ................          448,875
                                                               --------------
                                                                   20,008,250
                                                               --------------
                    Electric Utilities (0.1%)
100,000             BayCorp Holdings, Ltd.* ................        2,175,000
                                                               --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Portfolio of Investments March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                              VALUE
--------------------------------------------------------------------------------
                    Electronic Components (2.3%)
250,000             Benchmark Electronics, Inc.* ...........   $    9,250,000
500,000             MEMC Electronic Materials, Inc.*........       10,062,500
400,000             Oak Technology, Inc.* ..................        7,675,000
300,000             Power Integrations, Inc.* ..............        7,462,500
                                                               --------------
                                                                   34,450,000
                                                               --------------
                    Electronic Data Processing (0.1%)
100,000             eShare Technologies, Inc.* .............        1,237,500
                                                               --------------
                    Electronic Distributors (2.1%)
250,000             Intraware, Inc.* .......................       10,328,125
300,000             Safeguard Scientifics, Inc.* ...........       21,093,750
                                                               --------------
                                                                   31,421,875
                                                               --------------
                    Electronic Production Equipment (7.3%)
350,000             Advanced Energy Industries, Inc.* ......       17,828,125
400,000             Asyst Technologies, Inc.* ..............       23,375,000
300,000             ATMI, Inc.* ............................       14,137,500
272,700             EMCORE Corp.* ..........................       31,070,756
130,000             inSilicon Corp.* .......................        2,047,500
350,000             MKS Instruments, Inc.* .................       17,675,000
 60,300             Orbotech, Ltd. (Israel)* ...............        5,110,425
                                                               --------------
                                                                  111,244,306
                                                               --------------
                    Engineering & Construction (0.5%)
250,000             SpectraSite Holdings, Inc.* ............        7,062,500
                                                               --------------
                    Finance Companies (0.3%)
200,000             Advanta Corp. (Class A) ................        4,062,500
                                                               --------------
                    Generic Drugs (0.7%)
400,000             Ivax Corp.* ............................       10,900,000
                                                               --------------
                    Integrated Oil Companies (0.4%)
100,000             Murphy Oil Corp. .......................        5,762,500
                                                               --------------
                    Internet Services (15.4%)
300,000             AppNet, Inc.* ..........................       14,025,000
150,000             Apropos Technology, Inc.* ..............        5,390,625
430,000             Art Technology Group, Inc.* ............       28,218,750
 91,600             ASD Systems, Inc.* .....................          423,650
 50,000             Bluestone Software, Inc.* ..............        1,687,500
100,000             C-Bridge Internet Solutions, Inc.*......        5,700,000
 34,500             Caldera Systems, Inc.* .................          808,594
300,000             CNET Networks, Inc.* ...................       15,206,250
290,000             Digex, Inc.* ...........................       32,153,750
 24,700             Digitas Inc.* ..........................          603,606




NUMBER OF
 SHARES                                                              VALUE
--------------------------------------------------------------------------------
 41,875             e.Biscom SpA (Italy)* ..................   $   11,005,483
 37,500             Eprise Corp.* ..........................          590,625
 41,900             FirstWorld Communications Inc.
                      (Class B)* ...........................          851,094
 90,000             Integrated Information Systems*.........        1,957,500
250,000             Interliant, Inc.* ......................        6,906,250
140,000             Intertrust Technologies Corp.* .........        5,941,250
180,000             InterVu Inc.* ..........................       16,200,000
 25,000             Ision Internet AG (Germany)* ...........        2,520,659
 13,300             Loudeye Technologies, Inc.* ............          453,031
100,000             Metalink Ltd. (Israel)* ................        3,825,000
300,000             National Information Consortium,
                      Inc.* ................................       10,425,000
200,000             NetAmerica.com Corp.* ..................        4,800,000
 71,500             Netpliance, Inc.* ......................        1,027,812
400,000             Netzero, Inc.* .........................        6,325,000
 90,000             OnDisplay, Inc.* .......................        7,425,000
200,000             PSINet, Inc.* ..........................        6,825,000
 62,900             PurchasePro.com Inc.* ..................        4,560,250
100,000             Quest Software, Inc.* ..................       11,287,500
200,000             Quintus Corp.* .........................        5,937,500
250,000             Ramp Networks, Inc.* ...................        5,015,625
350,000             Rare Medium Group, Inc.* ...............       15,400,000
                                                               --------------
                                                                  233,497,304
                                                               --------------
                    Investment Bankers/Brokers/Services (0.7%)
300,000             AmeriTrade Holding Corp.
                      (Class A)* ...........................        6,262,500
 99,300             eSPEED, Inc (Class A)* .................        5,200,837
                                                               --------------
                                                                   11,463,337
                                                               --------------
                    Medical Equipment & Supplies (0.2%)
115,000             LaserSight, Inc.* ......................          740,313
 35,000             Zoll Medical Corp.* ....................        1,789,375
                                                               --------------
                                                                    2,529,688
                                                               --------------
                    Medical Specialties (5.0%)
250,000             ABIOMED, Inc.* .........................       10,062,500
230,000             ArthroCare Corp.* ......................       20,815,000
 78,500             Aspect Medical Systems, Inc. ...........        2,772,031
450,000             Cytyc Corp.* ...........................       21,543,750
142,900             Digene Corp.* ..........................        6,430,500
150,000             PharmaNetics, Inc.* ....................        2,212,500
350,000             SonoSite, Inc.* ........................       11,550,000
                                                               --------------
                                                                   75,386,281
                                                               --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Portfolio of Investments March 31, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
                    Medical/Dental Distributors (0.7%)
100,000             Priority Healthcare Corp.
                      (Class B)* ............................   $    5,012,500
200,000             SciQuest.com, Inc.* .....................        5,187,500
                                                                --------------
                                                                    10,200,000
                                                                --------------
                    Medical/Nursing Services (1.1%)
150,000             Hooper Holmes, Inc. .....................        5,146,875
672,700             InfoCure Corp.* .........................       11,688,163
                                                                --------------
                                                                    16,835,038
                                                                --------------
                    Metals Fabrications (0.7%)
350,000             Maverick Tube Corp.* ....................       11,331,250
                                                                --------------
                    Military/Gov't/Technical (1.9%)
150,000             M-Systems Flash Disk Pioneers
                      Ltd. (Israel)* ........................        7,837,500
400,000             Titan Corp. (The)* ......................       20,400,000
                                                                --------------
                                                                    28,237,500
                                                                --------------
                    Oilfield Services/Equipment (1.8%)
250,000             BJ Services Co.* ........................       18,468,750
300,000             Veritas DGC Inc.* .......................        8,437,500
                                                                --------------
                                                                    26,906,250
                                                                --------------
                    Other Pharmaceuticals (1.9%)
170,000             Celgene Corp.* ..........................       16,915,000
350,000             Cell Pathways, Inc.* ....................       11,987,500
                                                                --------------
                                                                    28,902,500
                                                                --------------
                    Other Specialty Stores (0.5%)
250,000             Cost Plus, Inc.* ........................        8,437,500
                                                                --------------
                    Other Telecommunications (8.3%)
370,000             Allied Riser Communications
                      Corporation* ..........................       12,672,500
140,000             Clarent Corp.* ..........................       12,600,000
400,000             Clearnet Communications Inc.
                      (Class A) (Canada)* ...................       16,475,000
300,000             Completel Europe NV
                      (Netherlands)* ........................        5,962,500
110,900             Efficient Networks, Inc.* ...............       17,175,638
250,000             ITC DeltaCom, Inc.* .....................        8,890,625
200,000             IXnet, Inc.* ............................        9,137,500
120,000             MDSI Mobile Data Solutions Inc.
                      (Canada)* .............................        5,685,000
 91,000             Net2000 Communications, Inc.* ...........        2,172,625
240,000             Pinnacle Holdings Inc.* .................       12,960,000
300,000             Primus Telecommunications
                      Group, Inc.* ...........................       15,506,250



NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
 33,000             Tele1 Europe Holding AB (ADR)
                      (Sweden)* .............................   $      631,125
250,000             WorldQuest Networks, Inc.* ..............        6,187,500
                                                                --------------
                                                                   126,056,263
                                                                --------------
                    Precious Metals (0.7%)
250,000             Stillwater Mining Co.* ..................       10,000,000
                                                                --------------
                    Precision Instruments (0.7%)
250,000             Mettler-Toledo International Inc.*.......       10,234,375
                                                                --------------
                    Rental/Leasing Companies (0.9%)
300,000             Comdisco, Inc. ..........................       13,237,500
                                                                --------------
                    Semiconductors (6.0%)
410,000             Exar Corp.* .............................       29,340,625
330,000             Fairchild Semiconductor Corp.
                      (Class A)* ............................       12,045,000
300,000             Integrated Device Technology,
                      Inc.* .................................       11,868,750
300,000             Integrated Silicon Solution, Inc.* ......        8,775,000
111,500             Intersil Holding Corp.* .................        5,763,156
110,000             MRV Communications, Inc.* ...............       10,092,500
 50,000             QuickLogic Corporation* .................        1,671,875
150,000             Silicon Image, Inc.* ....................       10,725,000
                                                                --------------
                                                                    90,281,906
                                                                --------------
                    Services to the Health Industry (0.4%)
140,000             Quest Diagnostics Inc.* .................        5,565,000
                                                                --------------
                    Shoe Manufacturing (0.7%)
545,000             Madden (Steven), Ltd.* ..................       10,320,938
                                                                --------------
                    Telecommunication Equipment (2.5%)
 50,000             BreezeCom Ltd. (Israel)* ................        1,850,000
300,000             C-COR.net Corp.* ........................       14,606,250
300,000             CommScope, Inc.* ........................       13,687,500
140,000             MCK Communications, Inc.* ...............        6,685,000
 19,000             RADVision Ltd.* .........................          969,000
                                                                --------------
                                                                    37,797,750
                                                                --------------
                    Wholesale Distributors (0.1%)
 45,200             eMerge Interactive, Inc.
                      (Class A)* ............................        1,361,650
                                                                --------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $856,513,008)...........    1,435,773,629
                                                                --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Portfolio of Investments March 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                      VALUE
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (a) (3.9%)
              U.S. GOVERNMENT AGENCY
$ 59,000      Federal Home Loan Mortgage
                Corp. 6.05% due 04/03/00
               (Amortized Cost $58,980,170)............   $   58,980,170
                                                          --------------
TOTAL INVESTMENTS
(Identified Cost $915,493,178) (b)............   98.8%     1,494,753,799

OTHER ASSETS IN EXCESS OF
LIABILITIES ..................................    1.2         17,851,824
                                                  ---         ----------
NET ASSETS ...................................  100.0%    $1,512,605,623
                                                =====     ==============

--------------------------------
ADR     American Depository Receipt.
 *      Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $628,920,571 and the aggregate gross unrealized depreciation is $49,659,950, resulting in net unrealized appreciation of $579,260,621.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $915,493,178) ..................................    $1,494,753,799
Cash ..............................................................            61,657
Receivable for:
   Investments sold ...............................................        61,395,727
   Shares of beneficial interest sold .............................         8,408,277
   Dividends ......................................................            37,000
Prepaid expenses and other assets .................................           129,498
                                                                       --------------
   TOTAL ASSETS ...................................................     1,564,785,958
                                                                       --------------

LIABILITIES:
Payable for:
   Investments purchased ..........................................        47,979,124
   Shares of beneficial interest repurchased ......................         1,926,298
   Plan of distribution fee .......................................         1,413,456
   Investment management fee ......................................           706,820
Accrued expenses and other payables ...............................           154,637
                                                                       --------------
   TOTAL LIABILITIES ..............................................        52,180,335
                                                                       --------------
   NET ASSETS .....................................................    $1,512,605,623
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $  709,300,797
Net unrealized appreciation .......................................       579,260,621
Accumulated net investment loss ...................................        (8,248,388)
Accumulated undistributed net realized gain .......................       232,292,593
                                                                       --------------
   NET ASSETS .....................................................    $1,512,605,623
                                                                       ==============

CLASS A SHARES:
Net Assets ........................................................       $41,166,468
Shares Outstanding (unlimited authorized, $.01 par value) .........           859,968
   NET ASSET VALUE PER SHARE ......................................            $47.87
                                                                               ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................            $50.52
                                                                               ======

CLASS B SHARES:
Net Assets ........................................................    $1,424,519,844
Shares Outstanding (unlimited authorized, $.01 par value) .........        30,488,064
   NET ASSET VALUE PER SHARE ......................................            $46.72
                                                                               ======

CLASS C SHARES:
Net Assets ........................................................       $18,849,665
Shares Outstanding (unlimited authorized, $.01 par value) .........           402,780
   NET ASSET VALUE PER SHARE ......................................            $46.80
                                                                               ======

CLASS D SHARES:
Net Assets ........................................................       $28,069,646
Shares Outstanding (unlimited authorized, $.01 par value) .........           582,001
   NET ASSET VALUE PER SHARE ......................................            $48.23
                                                                               ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Statements, continued

STATEMENT OF OPERATIONS

For the six months ended March 31, 2000 (unaudited)


NET INVESTMENT LOSS:
INCOME
Interest ..................................................    $  1,018,392
Dividends (net of $1,500 foreign withholding tax) .........         479,622
                                                               ------------
   TOTAL INCOME ...........................................       1,498,014
                                                               ------------

EXPENSES
Plan of distribution fee (Class A shares) .................          34,121
Plan of distribution fee (Class B shares) .................       5,879,520
Plan of distribution fee (Class C shares) .................          53,413
Investment management fee .................................       2,987,633
Transfer agent fees and expenses ..........................         541,392
Registration fees .........................................          78,733
Shareholder reports and notices ...........................          50,771
Professional fees .........................................          32,739
Custodian fees ............................................          29,566
Trustees' fees and expenses ...............................           9,045
Other .....................................................           3,986
                                                               ------------
   TOTAL EXPENSES .........................................       9,700,919
                                                               ------------
   NET INVESTMENT LOSS ....................................      (8,202,905)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN:

Net realized gain .........................................     258,173,694
Net change in unrealized appreciation .....................     362,724,311
                                                               ------------
   NET GAIN ...............................................     620,898,005
                                                               ------------
NET INCREASE ..............................................    $612,695,100
                                                               ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE SIX          FOR THE YEAR
                                                            MONTHS ENDED             ENDED
                                                           MARCH 31, 2000      SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................    $   (8,202,905)       $   (7,356,974)
Net realized gain ....................................       258,173,694           153,313,817
Net change in unrealized appreciation ................       362,724,311           165,480,270
                                                          --------------        --------------
   NET INCREASE ......................................       612,695,100           311,437,113
                                                          --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN :
Class A shares .......................................        (3,654,596)             (124,327)
Class B shares .......................................      (161,645,400)          (10,501,816)
Class C shares .......................................        (1,263,910)              (44,486)
Class D shares .......................................        (1,510,969)              (62,639)
                                                          --------------        --------------
   TOTAL DISTRIBUTIONS ...............................      (168,074,875)          (10,733,268)
                                                          --------------        --------------

Net increase (decrease) from transactions in shares of
  beneficial interest ................................       270,995,386          (111,845,093)
                                                          --------------        --------------
   NET INCREASE ......................................       715,615,611           188,858,752

NET ASSETS:
Beginning of period ..................................       796,990,012           608,131,260
                                                          --------------        --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $8,248,388 and $45,483, respectively) .............    $1,512,605,623        $  796,990,012
                                                          ==============        ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Notes to Financial Statements March 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Notes to Financial Statements March 31, 2000 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

Morgan Stanley Dean Witter Developing Growth Securities Trust
Notes to Financial Statements March 31, 2000 (unaudited) continued

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,706,528 at March 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $316,981 and $4,243, respectively, and received $62,398, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2000 aggregated $1,053,827,508, and $962,480,569, respectively.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Notes to Financial Statements March 31, 2000 (unaudited) continued

For the six months ended March 31, 2000, the Fund incurred $14,128 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $2,847,453 and $3,900,000, respectively.

For the six months ended March 31, 2000, the Fund incurred brokerage commissions of $26,540 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $27,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,968. At March 31, 2000, the Fund had an accrued pension liability of $45,955 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Notes to Financial Statements March 31, 2000 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                         FOR THE SIX                           FOR THE YEAR
                                                         MONTHS ENDED                             ENDED
                                                        MARCH 31, 2000                      SEPTEMBER 30, 1999
                                              ----------------------------------   ------------------------------------
                                                         (unaudited)
                                                   SHARES            AMOUNT             SHARES             AMOUNT
                                              ---------------   ----------------   ---------------   ------------------
CLASS A SHARES
Sold ......................................       1,264,701      $   57,539,976        1,795,565       $   45,961,645
Reinvestment of distributions .............          94,160           3,633,635            5,508              123,765
Redeemed ..................................        (983,832)        (45,030,324)      (1,601,819)         (41,473,827)
                                                  ---------      --------------       ----------       --------------
Net increase - Class A ....................         375,029          16,143,287          199,254            4,611,583
                                                  ---------      --------------       ----------       --------------

CLASS B SHARES
Sold ......................................       6,834,237         301,912,743       19,364,899          501,039,654
Reinvestment of distributions .............       4,024,083         151,909,148          444,464            9,880,417
Redeemed ..................................      (5,299,829)       (226,694,583)     (24,437,018)        (628,930,869)
                                                 ----------      --------------      -----------       --------------
Net increase (decrease) - Class B .........       5,558,491         227,127,308       (4,627,655)        (118,010,798)
                                                 ----------      --------------      -----------       --------------

CLASS C SHARES
Sold ......................................         285,750          13,414,100        1,377,267           36,318,739
Reinvestment of distributions .............          31,863           1,204,735            1,953               43,445
Redeemed ..................................         (67,605)         (3,091,258)      (1,334,660)         (35,381,357)
                                                 ----------      --------------      -----------       --------------
Net increase - Class C ....................         250,008          11,527,577           44,560              980,827
                                                 ----------      --------------      -----------       --------------

CLASS D SHARES
Sold ......................................       1,382,365          61,337,215        2,267,493           57,727,289
Reinvestment of distributions .............          33,389           1,297,173            1,883               42,446
Redeemed ..................................      (1,043,367)        (46,437,174)      (2,220,762)         (57,196,440)
                                                 ----------      --------------      -----------       --------------
Net increase - Class D ....................         372,387          16,197,214           48,614              573,295
                                                 ----------      --------------      -----------       --------------
Net increase (decrease) in Fund ...........       6,555,915      $  270,995,386       (4,335,227)      $ (111,845,093)
                                                 ==========      ==============      ===========       ==============

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                FOR THE SIX            FOR THE YEAR
                                                               MONTHS ENDED               ENDED
                                                              MARCH 31, 2000        SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $31.44                  $20.38
                                                                 ------                  ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.13)                  (0.07)
 Net realized and unrealized gain (loss) ...............          23.03                   11.50
                                                                 ------                  ------
Total income (loss) from investment operations .........          22.90                   11.43
                                                                 ------                  ------
Less distributions from net realized gain ..............          (6.47)                  (0.37)
                                                                 ------                  ------
Net asset value, end of period .........................         $47.87                  $31.44
                                                                 ======                  ======

TOTAL RETURN+ ..........................................          77.78 %(1)              56.81 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           0.83 %(2)(3)            0.90 %(3)
Net investment loss ....................................          (0.59)%(2)(3)           (0.25)%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $41,166                 $15,246
Portfolio turnover rate ................................             84 %                   172 %


                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR       JULY 28, 1997*
                                                                 ENDED               THROUGH
                                                           SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
-------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $27.50             $24.62
                                                                 ------             ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.06)             (0.02)
 Net realized and unrealized gain (loss) ...............          (4.75)              2.90
                                                                 ------             ------
Total income (loss) from investment operations .........          (4.81)              2.88
                                                                 ------             ------
Less distributions from net realized gain ..............          (2.31)                --
                                                                 ------             ------
Net asset value, end of period .........................         $20.38             $27.50
                                                                 ======             ======
TOTAL RETURN+ ..........................................         (18.26)%            11.70 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           0.94 %(3)          0.99 %(2)
Net investment loss ....................................          (0.23)%(3)         (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $5,822               $978
Portfolio turnover rate ................................            178 %              154 %

-------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Highlights, continued


                                                 FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                                 MONTHS ENDED        --------------------------------------------------------------
                                                MARCH 31, 2000++        1999++           1998++            1997*++           1996
------------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........      $30.90             $20.19           $27.46            $27.71          $25.54
                                                     ------             ------           ------            ------          ------
Income (loss) from investment operations:
 Net investment loss ..........................       (0.29)             (0.27)           (0.20)            (0.28)          (0.23)
 Net realized and unrealized gain (loss) ......       22.58              11.35            (4.76)             3.92            4.32
                                                     ------             ------           ------            ------          ------
Total income (loss) from investment
 operations ...................................       22.29              11.08            (4.96)             3.64            4.09
                                                     ------             ------           ------            ------          ------
Less distributions from net realized gain .....       (6.47)             (0.37)           (2.31)            (3.89)          (1.92)
                                                     ------             ------           ------            ------          ------
Net asset value, end of period ................      $46.72             $30.90           $20.19            $27.46          $27.71
                                                     ======             ======           ======            ======          ======
TOTAL RETURN+ .................................       77.10 %(1)         55.59 %         (18.88)%           16.38 %         17.53 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................        1.60 %(2)(3)       1.70 %(3)        1.69 %(3)         1.68 %          1.69 %
Net investment loss ...........................       (1.36)%(2)(3)      (1.05)%(3)       (0.98)%(3)        (1.21)%         (1.03)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......  $1,424,520           $770,392         $596,834          $877,539        $799,201
Portfolio turnover rate .......................          84 %              172 %            178 %             154 %           149 %


                                                   FOR THE YEAR
                                                  ENDED SEPTEMBER
                                                        30,
                                                  ---------------
                                                        1995
                                                  ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........      $    17.55
                                                     ----------
Income (loss) from investment operations:
 Net investment loss ..........................           (0.19)
 Net realized and unrealized gain (loss) ......            8.34
                                                     ----------
Total income (loss) from investment
 operations ...................................            8.15
                                                     ----------
Less distributions from net realized gain .....           (0.16)
                                                     ----------
Net asset value, end of period ................      $    25.54
                                                     ==========
TOTAL RETURN+ .................................           46.87 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................            1.77 %
Net investment loss ...........................           (1.04)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......        $534,869
Portfolio turnover rate .......................             114%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Highlights, continued


                                                                FOR THE SIX            FOR THE YEAR
                                                               MONTHS ENDED               ENDED
                                                              MARCH 31, 2000        SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $30.95                   $20.19
                                                                ------                   ------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.41)                   (0.25)
 Net realized and unrealized gain (loss) ...............         22.73                    11.38
                                                                ------                   ------
Total income (loss) from investment operations .........         22.32                    11.13
                                                                ------                   ------
Less distributions from net realized gain ..............         (6.47)                   (0.37)
                                                                ------                   ------
Net asset value, end of period .........................        $46.80                   $30.95
                                                                ======                   ======
TOTAL RETURN+ ..........................................         77.08 %(1)               55.84 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.60 %(2)(3)             1.58 %(3)
Net investment loss ....................................         (1.36)%(2)(3)            (0.93)%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $18,850                   $4,728
Portfolio turnover rate ................................            84 %                    172 %

                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR       JULY 28, 1997*
                                                                 ENDED               THROUGH
                                                           SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $27.46                $24.62
                                                                ------                ------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.23)                (0.05)
 Net realized and unrealized gain (loss) ...............         (4.73)                 2.89
                                                                ------                ------
Total income (loss) from investment operations .........         (4.96)                 2.84
                                                                ------                ------
Less distributions from net realized gain ..............         (2.31)                   --
                                                                ------                ------
Net asset value, end of period .........................        $20.19                $27.46
                                                                ======                ======
TOTAL RETURN+...........................................        (18.88)%               11.54 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.69 %(3)             1.71 %(2)
Net investment loss ....................................         (0.98)%(3)            (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $2,185                $1,066
Portfolio turnover rate ................................           178 %                 154 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Financial Highlights, continued

                                                                FOR THE SIX              FOR THE YEAR
                                                               MONTHS ENDED                 ENDED
                                                             MARCH 31, 2000           SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $31.60                  $ 20.44
                                                                   ------                  -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................            (0.08)                   (0.01)
 Net realized and unrealized gain (loss) ...............            23.18                    11.54
                                                                   ------                  -------
Total income (loss) from investment operations .........            23.10                    11.53
                                                                   ------                  -------
Less distributions from net realized gain ..............            (6.47)                   (0.37)
                                                                   ------                  -------
Net asset value, end of period .........................           $48.23                   $31.60
                                                                   ======                   ======
TOTAL RETURN +..........................................            78.04 %(1)               57.14 %

RATIOS TO AVERAGE NET ASSETS:

Expenses ...............................................             0.60 %(2)(3)             0.70 %(3)
Net investment income (loss) ...........................            (0.36)%(2)(3)            (0.05)%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $28,070                   $6,625
Portfolio turnover rate ................................               84 %                    172 %


                                                                                FOR THE PERIOD
                                                             FOR THE YEAR       JULY 28, 1997*
                                                                ENDED               THROUGH
                                                          SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
-------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $27.51               $24.62
                                                             ------               ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................       0.01                (0.01)
 Net realized and unrealized gain (loss) ...............      (4.77)                2.90
                                                             ------               ------
Total income (loss) from investment operations .........      (4.76)                2.89
                                                             ------               ------
Less distributions from net realized gain ..............      (2.31)                  --
                                                             ------               ------
Net asset value, end of period .........................     $20.44               $27.51
                                                             ======               ======
TOTAL RETURN +..........................................     (18.05)%              11.74 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       0.69 %(3)            0.70 %(2)
Net investment income (loss) ...........................       0.02 %(3)           (0.20)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $3,291                  $22
Portfolio turnover rate ................................        178 %                154 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Arman Bar-Tur
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
DEVELOPING
GROWTH SECURITIES




[GRAPHIC OMITTED]


SEMIANNUAL REPORT
March 31, 2000